Note 6 - Loans	12 Months Ended
Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 6 – LOANS

The following information provides a description of how loan grades are determined for our Commercial and Industrial and Commercial Real Estate Segments. In general, for Commercial and Industrial, and Commercial Real Estate Segments, the probability of loss increases with each rate change from the Grade 1 Excellent down through the Grade 9 Doubtful classes. For Consumer and Residential Mortgage segments, the probability of loss increases as loans move down from current to greater than 60 days past due, nonaccrual.

Grade 1 Excellent – Characteristics of loans in this category include: the loan is generally secured by cash or readily marketable securities; the borrower provides annual audited financials with interim financials reviewed quarterly; the loan has no delinquencies over ten days in the past year; the company’s management is considered to have a high degree of integrity; management of the company has over 15 years of experience; lines of credit have not and are not expected to be utilized; financial statements demonstrate consistently strong profits; and the company has little competition and excellent growth prospects.

Grade 2 Quality – Characteristics of loans in this category include: high net worth borrowers with excellent cash flow and a high degree of liquidity; the borrower generally has annual audited financial statements; there has been one or fewer delinquencies over ten days in the past year; the company’s management is considered to have a high degree of integrity; the company’s management has over ten years of experience; lines of credit have had nominal use over the preceding 12 months; financial statements demonstrate consistent profitability; and the company is in an excellent competitive position.

Grade 3 Good – Loans in this category are very strong, but may lack some of the net worth and/or cash flow characteristics of the previous rating. Characteristics of loans in this category include: annual reviewed financial statements and compiled quarterly financial statements, there has only been one or fewer delinquencies over 15 days in the past year, the company’s management has solid integrity, the company’s management is capable and has over five years of experience, lines of credit have regular usage with no balance in the last 60 days, financial statements demonstrate consistent but nominal profits, and the company has good a solid market share.

Grade 4 Acceptable – Characteristics of loans in this category include: annual compiled financial statements with quarterly information available or CPA prepared tax returns, there are only two or fewer delinquencies over 15 days of which only one is over 30 days in the past year, the company’s management has average business experience of over three years, lines of credit have regular use but have no current balance or a significant reduction in balance in the last 30 days, the company has been profitable in two of the preceding three years, and the company is competitive in its market and is maintaining its market share.

Loans graded as one through four are considered as Pass loans and are shown as one class of loans in our credit quality table.

Grade 5 Watch - This rating is used for loans which have shown some sign of weakness, but have not degraded to the point of requiring an impairment review. Characteristics of loans in this rating include: annual management prepared financial statements; delinquencies not exceeding three times over 30 days or one time over 60 days in the past year; weakening financial statements but profitable in two of the last three years; and a declining market share in a competitive market. These loans merit monitoring by management to assure that if circumstances deteriorate further actions are taken to protect the bank’s position.

Grade 6 Special Mention - This rating is used for loans which are included on a watch list and have degraded to a point where additional supervision is required; however, the bank remains confident in the full collection of all principal and interest. These loans are reviewed for impairment on a quarterly basis. Characteristics of loans in this rating may include: repeat delinquency; longer term negative trends in financial results; continuing deterioration of cash flows; concerns regarding the liquidity of guarantors; and other negative business trends.

Grade 7 Substandard - This rating is for loans for which a lender is actively working with the borrower to resolve issues and the full repayment of the loan is questionable. The loan is inadequately protected by current sound worth of the borrower, paying capacity of the guarantor, or pledged collateral. Loans in this grade have well defined weaknesses that jeopardize the full collectability of the loan and a distinct possibility of loss exits.  These loans are reviewed for impairment on a quarterly basis. Characteristics of loans in this rating may include: persistent delinquency; poor financial results of the business; negative cash flow; the ability of guarantor(s) to provide support for the loan is questionable.

Grade 8 Impaired Nonaccrual - This rating is for loans which are considered impaired and classified as nonaccrual. Loans in this grade have all the weaknesses of those classified as substandard grade 7 above, with the added characteristic that, based upon currently known facts, the weaknesses make collection of all principal and interest due according to contractual terms unlikely. These loans are reviewed for impairment on a quarterly basis. Loans in this grade may be assigned an allocated reserve in the loan loss allowance analysis if a determination is made that the future cash flows or the value of the collateral do not support the current carrying value of the loan.

Grade 9 Doubtful Nonaccrual- This rating is for loans which are considered impaired and are classified as nonaccrual. Loans in this grade have all the weaknesses of those classified as impaired nonaccrual grade 8 above, with the added characteristic that the weaknesses make full collection through payment or liquidation of the collateral, based on currently known facts, highly questionable or improbable. These loans are reviewed for impairment on a quarterly basis. Loans in this grade may be assigned an allocated reserve in the loan loss allowance analysis if a determination is made that the future cash flows or the value of the collateral do not support the current carrying value of the loan.

Restructured Loans

Impaired Restructured and Accruing - Loans where the borrower is experiencing financial difficulty and the bank has granted a concession to the borrower. A concession may be: a reduction in the contractual interest rate below current market rates for loans of similar quality, a lengthening of the accrual time frame beyond normal market terms, a forgiveness of a portion of the outstanding principal, or acceptance of collateral in lieu of payment for a portion of the loan balance. If the loan is in accrual status at the time of the restructuring, the borrower has the ability to make the payments under the restructured terms, and the restructuring does not forgive principal, the loan remains on an accrual status under the new terms. However, if there is a forgiveness of debt or partial charge off, the loan will generally be graded as impaired nonaccrual (Grade 8) with any accrued interest reversed against interest income. If a loan is in nonaccrual status at the time of a restructuring, it will remain in nonaccrual status (Grade 8) at the time of restructuring. All non-accruing restructured loans remain in nonaccrual status until the borrower has demonstrated the ability to make the payments under the restructured terms by making a minimum of six months of payments. If the borrower makes the six months of payments without becoming past due 30 days or more, the loan may be returned to accrual status. The determination of the need for an allowance for loan loss adjustment is based on a factor relating to historical losses multiplied times the balance of the loan for residential mortgages, or a collateral impairment review for commercial loans, and a net present value adjustment relating to a change in interest rate and other terms, if applicable.

Impaired Restructured and Accruing loans are graded seven or better based on the above definitions. If  a restructured loan is graded as eight or nine, it is reported as Impaired Nonaccrual, or Doubtful Nonaccrual, respectively.

For commercial loans graded eight and nine and consumer and residential mortgage loans reported in nonaccrual, interest income is generally not recognized until the loan improves and is returned to accrual status. In some cases, if the loan is well secured and the borrower’s ability to support the loan payments has improved, such as in the case of a restructured nonaccrual loan, interest income may be recognized on a cash basis while the loan is in nonaccrual status.

For Consumer and Residential Mortgage Loan Segments, loans are classified by risk based on current delinquency and nonaccrual status. These segments of loans will contain a separate class for restructured loans, if they exist.

The following credit quality indicators provide a system for distribution of our loan portfolio in a manner consistent with the previously described loan grading system and for use in the determination of our loan loss allowance. This presentation differs somewhat by loan category from classification of loans presented elsewhere in our regulatory reports and within this report. These variations primarily relate to how real estate loans are analyzed internally to determine the adequacy of the loan loss allowance, versus how we are required to report real estate loans for regulatory purposes.

Credit Quality Indicators:

Loans at period end were as follows:
(In Thousands of Dollars)	December 31, 2011	December 31, 2010
Commercial & Industrial
Pass loans	$122,812	$143,773
Watch loans	19,542	12,727
Special mention loans	7,878	4,267
Substandard loans	2,928	1,561
Impaired restructured and accruing loans	3,562	182
Impaired nonaccrual loans	1,771	1,681
Doubtful nonaccrual loans	0	141
Total Commercial & Industrial	158,493	164,332

Commercial Real Estate
Pass loans	$373,320	$394,674
Watch loans	56,571	50,590
Special mention loans	21,155	31,310
Substandard loans	5,686	8,320
Impaired restructured and accruing loans	10,652	5,780
Impaired nonaccrual loans	15,336	17,729
Doubtful nonaccrual loans	0	882
Total Commercial Real Estate	482,720	509,285

First lien residential mortgage loans
Performing loans	$199,117	$192,269
Loans > 60 days past due	2,203	2,102
Impaired restructured and accruing loans	4,425	4,205
Nonaccrual loans	5,374	5,189
Total First lien residential mortgage loans	211,119	203,765

Junior lien residential mortgage loans
Performing loans	$66,169	$75,589
Loans > 60 days past due	328	148
Impaired restructured and accruing loans	278	0
Nonaccrual loans	278	556
Total Junior lien residential mortgage loans	67,053	76,293

Consumer Loans
Performing loans	$64,075	$77,472
Loans > 60 days past due	239	289
Nonaccrual loans	210	184
Total Consumer Loans	64,524	77,945

Total Loans	$983,909	$1,031,620

Allowance for Loan Losses

The allowance for loan losses is determined based on management’s estimate of probable losses incurred within the loan portfolio as of the balance sheet date. We determine the amount of the allowance for loan losses based on periodic evaluation of the loan portfolios and other relevant factors. This evaluation is inherently subjective and requires material estimates, which are subject to change. Factors that are considered in the evaluation of individual, and pools of loans, include: historical loss experience; likelihood of default; liquidation value of a loan’s underlying collateral; timing and amounts of expected future cash flows; and our exposure to loss in the event of default. We further estimate the impact of qualitative factors that may cause future losses to differ from historical experience. Such factors include: changes in credit quality, macro economic impacts on our customers, and changes in underwriting standards.

Our historical loss experience is determined based on actual losses incurred over the previous twelve quarters. We utilize a method of averaging these losses whereby we place a heavier emphasis on more recent experience. Our model provides a 50% weighting on the most recent four quarters, 30% weighting on the middle four quarters, and 20% weighting on the oldest four quarters.

The loan portfolio is segmented into five loan types: commercial and industrial loans; commercial real estate loans; consumer loans; residential mortgages – first liens; and residential mortgage – junior liens. These segments are further grouped by credit quality classifications.

The segments comprising commercial and industrial loans and commercial real estate loans are classified based on the loan grading system described above. We group loans rated as one through four together into one class of Pass loans. Commercial and industrial and commercial real estate loans graded as Pass and Watch are assigned a unique pooled loss rate based on historical losses incurred over the prior three years as described above. We adjust the calculated historical loss rate up or down based on current developments, that in management’s judgment are not reflected in the historical losses of the company. The current outstanding balance for each of these classes of loans is then multiplied by the adjusted historical loss rate to determine the amount of allowance for loan losses to reserve on that pool of loans.

Loans graded special mention use a shorter 12 month loss history to determine the loss rate. Losses over the preceding 12 month period are divided by the average balance outstanding of substandard and impaired loans to determine a historical loss rate. That calculated historical loss rate is multiplied by a probability factor to determine a loss rate to be applied to this class of loans. The probability factor is determined from an analysis of the migration of special mention loans to more severe risk classes over the preceding 12 month period.

Loans graded as substandard use the shorter 12 month loss history to determine the loss rate. Losses over the preceding 12 month period are divided by the average balance outstanding of substandard and impaired loans to determine a historical loss rate. The calculated historical loss rate, without adjustment for migration, is then multiplied times the outstanding balance of substandard loans to determine the amount of allowance for loan losses to provide for this class of loans.

Loans graded as impaired nonaccrual, impaired doubtful, and impaired restructured and accruing are individually analyzed for loan losses. An allocated reserve is established within the allowance for loan losses for the difference between the carrying value of the loan and its determined collectable value. To determine the collectable value of the loan, the present value of expected cash flows, the collateral value, or some combination of the two is used. The allocated reserve is established as the difference between the carrying value of the loan and the collectable value.

For consumer and residential loan segments, loans that are current, or less than 60 days past due are assigned a unique historical loss rate as described above for commercial Pass and Watch loans. For loans that are more than 60 days past due including nonaccrual loans, a loss rate is determined based on charge offs within the last 12 months, divided by the sum of the average balance of loans 60 days or more past due and nonaccrual loans. These loss rates are multiplied by the outstanding balances in each unique loan segment at the end of the reporting period to determine the amount of allowance for loan loss.

For restructured loans where the bank has granted a rate concession, an additional amount is added to the loan loss reserve that represents the difference in the present value of the cash flows between the original terms and the new terms of the modified loan, using the original interest rate of the loan as a discount rate. Any change in the present value of the loan due to passage of time is reflected as an adjustment to provision for loan loss expense.

After each of the steps outlined above is completed, the results are aggregated and compared with the existing balance of the allowance for loan losses. If the aggregation is greater than the balance, the allowance for loan losses is increased through a charge to earnings on the provision for loan losses line. If the resulting aggregation is below the current balance of the allowance for loan losses, management will determine, based upon the number, potential impact, and uncertainty of the estimates contained within the process whether the unallocated reserve is excessive. If in management’s judgment the unallocated reserve exceeds a level deemed prudent given the inherent uncertainty of these issues, a reversal of the provision for loan losses may be recorded.

The following table provides a breakdown of our loan portfolio by the primary credit quality indicators we use in the determination of our allowance for loan losses.

Allowance for credit losses and recorded investment in financing receivables:

(In Thousands of Dollars)
Twelve months ending December 31, 2011	Commercial and Industrial	Commercial Real Estate	First Lien Residential Mortgages	Junior Lien Residential Mortgages	Consumer Loans	Unallocated	Total
Allowance for Credit Losses:
Beginning balance	$3,024	$12,375	$3,960	$774	$1,162	$136	$21,431
Provision for loan losses	1,836	6,611	4,468	6	381	35	13,337
Loans charged off	(2,546)	(7,973)	(3,215)	(275)	(913)	0	(14,922)
Recoveries	171	521	180	0	301	0	1,173
Ending balance	$2,485	$11,534	$5,393	$505	$931	$171	$21,019

Ending balance: individually evaluated for impairment	$253	$3,622	$0	$0	$0	$0	$3,875

Ending balance: collectively evaluated for impairment	$2,232	$7,912	$5,393	$505	$931	$171	$17,144

Financing Receivables:
Ending balance	$158,493	$482,720	$211,397	$66,775	$64,524	$0	$983,909

Ending balance: individually evaluated for impairment	$5,331	$25,988	$0	$0	$0	$0	$31,319

Ending balance: collectively evaluated for impairment	$153,162	$456,732	$211,397	$66,775	$64,524	$0	$952,590

Twelve months ending December 31, 2010
Allowance for Credit Losses:
Beginning balance	$3,640	$10,473	$2,502	$967	$1,525	$7	$19,114
Provision for loan losses	812	8,222	3,844	(7)	344	129	13,344
Loans charged off	(1,707)	(6,366)	(2,602)	(186)	(1,102)	0	(11,963)
Recoveries	279	46	216	0	395	0	936
Ending balance	$3,024	$12,375	$3,960	$774	$1,162	$136	$21,431

Ending balance: individually evaluated for impairment	$812	$4,688	$0	$0	$0	$0	$5,500

Ending balance: collectively evaluated for impairment	$2,212	$7,687	$3,960	$774	$1,162	$136	$15,931

Financing Receivables:
Ending balance	$164,332	$509,285	$203,765	$76,293	$77,945	$0	$1,031,620

Ending balance: individually evaluated for impairment	$1,972	$24,390	$0	$0	$0	$0	$26,362

Ending balance: collectively evaluated for impairment	$162,360	$484,895	$203,765	$76,293	$77,945	$0	$1,005,258

Age Analysis of Past Due Loans excluding nonaccrual loans:

(In thousands of dollars)
At December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 days and accruing
Commercial and Industrial	$1,039	$94	$0	$1,133	$157,360	$158,493	$0
Commercial Real Estate	4,313	500	0	4,813	477,907	482,720	0
Residential Mortgages 1st Liens	973	1,875	328	3,176	208,221	211,397	328
Residential Mortgages Junior Liens	561	255	73	889	65,886	66,775	73
Consumer	848	221	18	1,087	63,437	64,524	18
Total	$7,734	$2,945	$419	$11,098	$972,811	$983,909	$419

At December 31, 2010
Commercial and Industrial	$916	$400	$0	$1,316	$159,532	$164,413	$0
Commercial Real Estate	3,514	981	18	4,513	352,615	373,996	18
Residential Mortgages 1st Liens	1,025	1,529	573	3,127	349,086	357,402	573
Residential Mortgages Junior Liens	628	148	0	776	74,934	76,266	0
Consumer	703	273	15	991	58,368	59,543	15
Total	$6,786	$3,331	$606	$10,723	$994,535	$1,031,620	$606

Impaired loans were as follows:

(In Thousands of Dollars)
December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$4,358	$5,846	0	$2,073	$116
Commercial Real Estate	11,940	16,987	0	12,444	452
Residential Mortgages 1st Liens	10,079	11,120	0	9,223	219
Residential Mortgages Junior Liens	278	331	0	459	2
Consumer	210	249	0	192	0
Total	$26,865	$34,533	$0	$24,391	$789

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$720	$998	$253	$722	$0
Commercial Real Estate	10,423	15,225	3,622	9,003	28
Residential Mortgages 1st Liens	0	0	0	0	0
Residential Mortgages Junior Liens	0	0	0	0	0
Consumer	0	0	0	0	0
Total	$11,143	$16,223	$3,875	$9,725	$28

Total
Commercial and Industrial	$5,078	$6,844	$253	$2,795	$116
Commercial Real Estate	22,363	32,212	3,622	21,447	480
Residential Mortgages 1st Liens	10,079	11,120	0	9,223	219
Residential Mortgages Junior Liens	278	331	0	459	2
Consumer	210	249	0	192	0
Total	$38,008	$50,756	$3,875	$34,116	$817

December 31, 2010
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$476	$564	0	$1,121	$0
Commercial Real Estate	10,142	11,718	0	12,432	158
Residential Mortgages 1st Liens	9,365	9,959	0	7,721	253
Residential Mortgages Junior Liens	555	555	0	295	1
Consumer	134	165	0	200	5
Total	$20,672	$22,961	0	$21,769	$417

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$693	$1,978	$812	$438	$0
Commercial Real Estate	9,725	16,614	4,688	8,724	125
Residential Mortgages 1st Liens	0	0	0	0	0
Residential Mortgages Junior Liens	0	0	0	0	0
Consumer	0	0	0	0	0
Total	$10,418	$18.592	$5,550	$9,162	$125

Total
Commercial and Industrial	$1,169	$2,544	$812	$1,559	$0
Commercial Real Estate	19,867	28,332	4,688	21,156	283
Residential Mortgages 1st Liens	9,365	9,959	0	7,721	253
Residential Mortgages Junior Liens	555	555	0	295	1
Consumer	134	165	0	200	5
Total	$31,090	$41,555	$5,500	$30,931	$542

Loan Modifications as of the period ending:

(In thousands of dollars)	Troubled Debt Restructurings			Troubled Debt Restructurings that Subsequently Defaulted
	Number of contracts	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Number of contracts	Recorded investment
December 31, 2011
Commercial and industrial	11	$3,615	$3,526	2	$468
Commercial real estate	13	4,017	3,786	10	1,233
Residential 1st liens	13	1,427	1,291	11	828
Residential junior liens	1	83	83	0	0
Consumer	0	0	0	0	0
Total	85	$9,142	$8,686	23	$2,529

December 31, 2010
Commercial and industrial	1	$36	$36	0	$0
Commercial real estate	7	6,604	5,757	3	860
Residential 1st liens	27	3,025	2,633	8	614
Residential junior liens	1	43	0	1	43
Consumer	0	0	0	0	0
Total	36	$9,708	$8,426	12	$1,517

Financing Receivables on Nonaccrual Status were as follows:

(In Thousands of Dollars)	December 31, 2011	December 31, 2010
Nonaccrual loans at period end
Commercial and Industrial	$1,771	$1,822
Commercial Real Estate	15,336	18,611
Residential Mortgages 1st Liens	5,374	5.189
Residential Mortgages Junior Liens	278	556
Consumer	210	184
Total nonaccrual loans	$22,969	$26,362